Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
Accounts receivable, net | ¥	¥ 1,758		¥ 2,201
Prepaid expenses and other current assets, net | ¥	0		373
Accounts payable, current related parties current | ¥	6,188		17,855
Short term borrowings to related party | ¥	163,000		46,800
Deferred revenue, current related party | ¥	125,428		188,485
Acquisition consideration payable, related party | ¥	5,792		5,792
Other payable and accrued liabilities, related party | ¥	17,451		40,025
Derivative Liabilities Current Related Party | ¥	0		0
Operating lease liabilities, current related party | ¥	8,920		12,778
Long term borrowings non-current related party | ¥	125,500		219,000
Operating lease liabilities, non-current related party | ¥	17,439		20,257
Deferred revenue, non-current related party | ¥	¥ 57,710		¥ 58,952
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized	0	0	390,518,031
Ordinary shares, issued	0	0	48,253,425
Ordinary shares, outstanding	0	0	48,253,425
Other Liabilities	¥ 2,452	$ 336
Related Party [Member] | Nonrecourse [Member] | Consolidated Entity Variable Interest Entities VIE [Member]
Other Liabilities | ¥	¥ 2,452		¥ 0
Series A convertible redeemable preferred shares [Member]
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001		0.0001
Preferred stock, shares authorized	15,040,570	15,040,570	15,040,570
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series B convertible redeemable preferred shares [Member]
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001		0.0001
Preferred stock, shares authorized	7,085,330	7,085,330	7,085,330
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series C convertible redeemable preferred shares [Member]
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001		0.0001
Preferred stock, shares authorized	23,786,590	23,786,590	23,786,590
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series D convertible redeemable preferred shares [Member]
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001		0.0001
Preferred stock, shares authorized	37,152,161	37,152,161	37,152,161
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series E convertible redeemable preferred shares [Member]
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001		0.0001
Preferred stock, shares authorized	26,417,318	26,417,318	26,417,318
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A ordinary shares [Member]
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		0.0001
Ordinary shares, authorized	483,068,176	483,068,176	0
Ordinary shares, issued	163,294,773	163,294,773	0
Ordinary shares, outstanding	163,294,773	163,294,773	0
Class B ordinary shares [Member]
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized	16,931,824	16,931,824	0
Ordinary shares, issued	16,931,824	16,931,824	0
Ordinary shares, outstanding	16,931,824	16,931,824	0